Stock-based Compensation - M Share Nonvested Award Activity (Details) - Class M - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class M Shares
Nonvested at the beginning of the year (shares)	10,697,845
Granted (shares)	969,900
Vested (shares)	(5,726,039)
Forfeited (shares)	(1,064,528)
Nonvested at the end of the year (shares)	4,877,178	10,697,845
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the year (in dollars per share)	$ 5.59
Granted (in dollars per share)	10.43	$ 8.66	$ 9.31
Vested (in dollars per share)	2.87
Forfeited (in dollars per share)	2.89
Nonvested at the end of the year (in dollars per share)	$ 10.34	$ 5.59
Tranche 1
Class M Shares
Nonvested at the beginning of the year (shares)	2,661,291
Granted (shares)	323,297
Vested (shares)	(916,890)
Forfeited (shares)	(230,655)
Nonvested at the end of the year (shares)	1,837,043	2,661,291
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the year (in dollars per share)	$ 7.74
Granted (in dollars per share)	8.45
Vested (in dollars per share)	6.67
Forfeited (in dollars per share)	5.62
Nonvested at the end of the year (in dollars per share)	$ 8.67	$ 7.74
Tranche 2
Class M Shares
Nonvested at the beginning of the year (shares)	8,036,554
Granted (shares)	646,603
Vested (shares)	(4,809,149)
Forfeited (shares)	(833,873)
Nonvested at the end of the year (shares)	3,040,135	8,036,554
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the year (in dollars per share)	$ 4.88
Granted (in dollars per share)	11.42
Vested (in dollars per share)	2.14
Forfeited (in dollars per share)	2.14
Nonvested at the end of the year (in dollars per share)	$ 11.36	$ 4.88